Goodwill And Other Intangible Assets (Schedule Of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 83,576	$ 86,326
Impairment of goodwill	0	(2,750)
Goodwill, Ending Balance	83,576	83,576
Dredging Segment [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	76,576	76,576
Impairment of goodwill	0	0
Goodwill, Ending Balance	76,576	76,576
Environmental & Remediation Segment [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	7,000	9,750
Impairment of goodwill	0	(2,750)
Goodwill, Ending Balance	$ 7,000	$ 7,000